Stock-based compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock Option Plan Expense	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement. The vesting schedule for restricted shares granted on 2014 was modified as follows, the first part ratably over four years commencing at the date of the grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Adjustments To Additional Paid In Capital Sharebased Compensation And Exercise Of Stock Options	414,000
Employee Stock Option[Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	10 years
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	10,100,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	1 year 0 months 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0	0	0
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	100,437	160,986	206,946
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0	0	0
Restricted Stock Units RSU Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Nonrecognized Windfall	800,000
Shortfall Net Of Windfall	1,200,000
Restricted Stock Units RSU Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The restricted shares granted, consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule, vest in two years from grant date.
Restricted Stock Units RSU Member | Management Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	365,831	229,131	359,427
Restricted Stock Expense	6,800,000	5,300,000	4,300,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	1,100,000	1,700,000	1,100,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service.
Restricted Stock Units RSU Member | Management Member | Share Vesting On Grant Date [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	5,800,000
Restricted Stock Units RSU Member | Management Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	162,332	165,304	253,170
Restricted Stock Units RSU Member | Director Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	23,135	20,930	41,174
Restricted Stock Expense	500,000	500,000	400,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	57,000	200,000	100,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	700,000
Performance Based Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	0	0	0
Performance Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	0
Allocated Share Based Compensation Expense	$ 0	$ 0	$ 0